Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Abstract]
Customers' advances for construction	$ 27,675	$ 27,130
Costs expensed for book not deducted for tax, principally accrued expenses	15,612	14,279
Utility plant acquisition adjustment basis differences	3,489	12,314
Post-retirement benefits	36,362	34,653
Tax loss carryfoward	93,263	112,719
Other	1,102	1,528
Total gross deferred tax assets	177,503	202,623
Less valuation allowance	10,982	6,578
Net deferred tax assets	166,521	196,045
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	1,027,406	966,596
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	214,861	161,479
Tax effect of regulatory asset for postretirement benefits	36,362	34,653
Deferred investment tax credit	6,815	7,259
Deferred Tax Liabilities, Gross, Total	1,285,444	1,169,987
Net deferred tax liabilities	$ 1,118,923	$ 973,942